Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ (90)
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(82)
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(20)
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	24
SeaMex
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(12)
Archer
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ 0
Predecessor
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		$ 149	$ 174	$ 283
Predecessor | Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		77	82	216
Predecessor | Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		22	22	44
Predecessor | Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		46	80	62
Predecessor | SeaMex
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		4	0	20
Predecessor | Archer
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)		$ 0	$ (10)	$ (59)